PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	December 31,
	2018	2019
	RMB	RMB

Other receivables	26,455	25,586
Advances to suppliers	5,937	5,066
Value-added input tax to be deducted	21,331	25,313
Prepaid income tax	300	1,879
	54,023	57,844